State Street Emerging Markets Enhanced Index Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	80 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	6.63%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		34.45%	6.31%	7.49%
Performance Inception Date	Apr. 29, 2019
Class B
Prospectus [Line Items]
Average Annual Return, Percent		34.14%	6.04%	7.23%
Performance Inception Date	Apr. 29, 2019